NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements encompass the financial data of Tian’an Technology Group Ltd. (“Tian’an”), a holding company incorporated in the British Virgin Islands on April 8, 2021; Yunke Jingrong Information Technology Co., Ltd., a holding company established in Hong Kong on October 27, 2021 and changed its name as Tian’an Technology Group (HK) Limited (“Tian’an HK”) on June 12, 2025; Shanghai Qige Power Technology Co., Ltd. (“Shanghai Qige”), an operating company incorporated in China (PRC) on August 10, 2016; and Henan Qige Power Artificial Intelligence Technology Co., Ltd. (“Henan Qige”), an operating company incorporated in China (PRC) on September 25, 2024. Shanghai Qige and Henan Qige are wholly owned subsidiaries of Tian’an HK, which, in turn, is a wholly owned subsidiary of Tian’an. Collectively, these entities are referred to as “the Company.”

Currently, the Company’s operations are conducted exclusively through its subsidiaries, Shanghai Qige and Henan Qige, while Tian’an and Tian’an HK function solely as holding companies without direct operations. Initially, through Shanghai Qige, the Company specialized in technology-driven sales of power control and service systems solutions. However, in the third quarter of 2022, it transitioned its business model to focus on graphene production and the health therapy industry. The Company leverages the far-infrared heat therapy properties of graphene, integrating them into its products.

In the third quarter of 2024, the Company expanded its business by establishing Henan Qige as a wholly owned subsidiary in China to enter the healthcare service sector. Additionally, plans are underway to develop an online medicine distribution platform to facilitate medication delivery for customers.

The Company’s initial marketing efforts are in the Eastern China market with the intention of developing a nationwide marketing network. The Company has developed a reputation of excellence in product quality and after sales service.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	Percentage Principal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	62.05% owned by Mr. Heng Fei Yang	Investment holding
Tian’an Technology Group (HK) Limited (formerly known as Yunke Jingrong Information Technology Co., Ltd.)	October 27, 2021, Hong Kong	USD $0	100% owned by Tian’an	Investment holding
Shanghai Qige Power Technology Co., Ltd.	August 10, 2016, PRC	RMB ￥0	100% owned by Tian’an HK	Production and distribution of power drive product systems and retail healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd.	September 25, 2024, PRC	RMB ￥100,000	100% owned by Tian’an HK	Artificial intelligence software development and healthcare services

Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the Company and its wholly-owned subsidiaries. The Company’s functional currency is the Chinese Renminbi (“RMB”); however, the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”). All significant inter-company accounts and transactions have been eliminated. The consolidated financial statements include all adjustments that, in the opinion of management, are necessary to make the financial statements not misleading.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires Management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period.

Management bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained, and as the Company’s operating environment changes. Significant estimates and assumptions by Management include, among others, valuation of inventory and taxes position and taxes payable, allowance for credit loss of financial assets, other receivables and prepayments, revenue recognition and warranty liabilities. While Management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Concentrations of Business and Credit Risks

All of the Company’s operation is located in the PRC. There can be no assurance that the Company will be able to successfully continue its operation and failure to do so would have a material adverse effect on the Company’s financial position, results of operations and cash flows. Moreover, the success of the Company’s operations is subject to numerous contingencies, some of which are beyond management’s control. These contingencies include general economic conditions, prices of raw materials, competition, governmental and political conditions, and changes in regulations. Since the Company is dependent on trade in the PRC, the Company is subject to various additional political, economic and other uncertainties. Among other risks, the Company’s operations will be subject to the risks of restrictions on transfer of funds, domestic customs, changing taxation policies, foreign exchange restrictions, and political and governmental regulations. The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between United States dollars (“USD”) and the Chinese currency Renminbi (“RMB”). The results of operations denominated in foreign currency are translated at the average rate of exchange during the reporting periods.

Statements of Cash Flows

In accordance with Statement FASB ASC Topic 230, “Statement of Cash Flows”, cash flow from the Company’s operations is calculated based upon the local currencies and translated to the reporting currency using an average foreign exchange rate for the reporting period. As a result, amounts related to assets and liabilities reported in the statements of cash flows will not necessarily be the same as the corresponding balances on the consolidated balance sheets.

Cash

Cash consist primarily of cash on hand and cash in banks which is readily available in checking and saving accounts. The Company maintains cash with various financial institutions in the PRC where its accounts are uninsured. The Company has not experienced any losses from funds held in bank accounts and believes it is not exposed to any risk on its bank accounts.

Advance to Suppliers

The Company periodically makes advances to certain vendors for purchases of raw materials or to service providers for services and records these payments as advances to suppliers. As of June 30, 2025 and December 31, 2024, advances to suppliers amounted to $621,346 and $798,851, respectively.

Inventories

Inventories are stated at the lower of cost or market value. The Company used the weighted average cost method of accounting for inventories. The Company regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine whether valuation allowance is required. As of June 30, 2025 and December 31, 2024, the Company reported inventories of $28,605 and $2,422 without inventory valuation allowance.

Impairment of Long-Lived Assets

Long-lived assets of the Company are reviewed annually as to whether their carrying value has become impaired, pursuant to the guidelines established in FASB ASC 360 (formerly SFAS No. 144 Accounting for the Impairment or Disposal of Long-Lived Assets). The Company considers assets to be impaired if the carrying value exceeds the future projected cash flows from the related operations. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives. The Company did not record any impairment loss for the six months ended June 30, 2025 and 2024.

Leases

The Company leases space from third parties for its plant sites and/or office space. In accordance with Statement FASB ASC Topic 842, the Company recognizes a right-of-use asset and lease liability at the commencement date of the of the lease contract and recognizes in profit or loss the lease cost or expense during the lease term. As an accounting policy, the Company elects not to recognize a right-of-use asset and lease liability requirement to short-term leases, which with a term of 12 months or less, instead, recognizes the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The Company generally uses an incremental borrowing rate as discount rate to measure its lease liabilities, as the rate implicit in the lease is typically not readily determinable. Certain lease agreements include renewal options that are under the Company’s control. The Company includes optional renewal periods in the lease term only when it is reasonably certain that the Company will exercise its option.

Variable lease payments include payments to lessors for taxes, maintenance, insurance and other operating costs as well as payments that are adjusted based on an index or rate. The company’s lease agreements do not contain any significant residual value guarantees or restrictive covenants.

Revenue Recognition

We adopted Accounting Standard Codification (“ASC”) Topic 606, Revenues from Contract with Customers (“ASC 606”) for all periods presented. Under ASC 606, revenue is recognized when control of the promised goods and services is transferred to the Company’s customers, in an amount that reflects the consideration that we expect to be entitled to in exchange for those goods and services, net of value-added tax. We determine revenue recognition through the following steps:

●	Identify the contract with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations in the contract; and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied by the control of the promised goods and services is transferred to the customers, which at a point in time or over time as appropriate. The Company recognized revenue at point in time during the periods present.

Our revenues are net of value added tax (“VAT”) collected on behalf of PRC tax authorities in respect to the sales of merchandise. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the accompanying consolidated balance sheets until it is paid to the relevant PRC tax authorities.

Fair Value of Financial Instruments

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with FASB Accounting Standards Codification No. 820, Fair Value Measurement (“ASC 820”), which provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one more significant inputs or significant value drivers are unobservable.

Earnings (Loss) per Common Share

The basic earnings (loss) per share is calculated by dividing the Company’s net loss available to common shareholders by the weighted average number of common shares during the year. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the six months ended June 30, 2025 and 2024. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. Diluted earnings (loss) per share is the same as basic earnings (loss) per share due to the lack of dilutive instruments in the Company. For the six months ended June 30, 2025 and 2024, the Company had no potential dilutive common stock equivalents outstanding.

Income Taxes

The Company is governed by the Income Tax Law and associated legislations of the PRC. The Company accounts for income taxes in accordance with FASB ASC 740 “Income Taxes” (formerly SFAS No. 109 Accounting for Income Taxes), which is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets is dependent upon future earnings, if any, of which the timing and amount are uncertain.

According to ASC 740, the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition.

Translation of Foreign Currencies

For subsidiaries where the functional currency is other than the U.S. dollar, the Company uses the period-end exchange rates to translate assets and liabilities, the average monthly exchange rates to translate revenue and expenses, and historical exchange rates to translate shareholders’ equity, into U.S. dollars. The Company records translation gains and losses in accumulated other comprehensive loss as a component of shareholders’ equity in the consolidated balance sheet.

	June 30,
	2025	2024
RMB: USD spot exchange rate	0.1379	0.1403
RMB: USD average biannual exchange rate	0.1396	0.1407

December 31, 2024
RMB: USD spot exchange rate	0.1391
RMB: USD average annual exchange rate	0.1404

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

For the six months ended June 30, 2025 and 2024 foreign currency translation adjustments of $320 and $3,017 respectively, have been reported as other comprehensive income (loss) in the consolidated financial statements.

Other Comprehensive Income

Other comprehensive income is defined as the change in equity during the period from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners. Other comprehensive income is not included in the computation of income tax expense or benefit. Accumulated other comprehensive income represents the accumulated balance of foreign currency translation adjustments.

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued a new standard to improve reportable segment disclosures. The guidance expands the disclosures required for reportable segments in our annual and interim consolidated financial statements, primarily through enhanced disclosures about significant segment expenses. The standard will be effective for us beginning with our annual reporting for fiscal year 2025 and interim periods thereafter, with early adoption permitted. We have adopted this standard.

In December 2023, the FASB issued a new standard to improve income tax disclosures. The guidance requires disclosure of disaggregated income taxes paid, prescribes standardized categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The standard will be effective for us beginning with our annual reporting for fiscal year 2026, with early adoption permitted. We are currently evaluating the impact of this standard on our income tax disclosures.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.